United States
                       Securities and Exchange Commission
                              Washington, DC 20549
                                    Form 13F
                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 12/31/09

Check here if Amendment:  [  ]   Amendment number:  [  ]

This Amendment (check only one):
     [  ] is a restatement.
     [  ] adds new holdings entries.

Institutional Investment Manager filing this Report:
     Name:     Cortland Associates, Inc.
     Address:  8000 Maryland Avenue, Suite 730
               St. Louis, MO 63105
13F File Number:    28-5546

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

Name:     Thomas R. Podlesny
Title:    Executive Vice President-Managing Director
Phone:    (314)  726-6164

     Signature, Place, and Date of Signing:

          /s/ Thomas R. Podlesny
          St. Louis, Missouri
          February 3, 2010

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
     List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                             Form 13F Summary Page
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      20
Form 13F Information Table Value Total:      $257,942
                                            (thousands)
List of Other Included Managers:  NONE
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

                                                              FORM 13F
                                        NAME OF REPORTING MANAGER:  Cortland Associates, Inc.
                                                                             Item 6:
                                                                      INVESTMENT DISCRETION
                                                                             (b)
                                                                           SHARED                            Item 8:
                                               Item 4:     Item 5:           AS               Item 7:   VOTING AUTHORITY
                        Item 2:    Item 3:      FAIR      SHARES OF        DEFINED    (c)    MANAGERS       (SHARES)
Item 1:                 TITLE OF    CUSIP      MARKET     PRINCIPAL  (a)     IN      SHARED-   SEE     (a)    (b)    (c)
NAME OF ISSUER           CLASS     NUMBER      VALUE         AMOUNT    SOLE  INSTR. V OTHER   INSTR. V SOLE  SHARED  NONE
CH ROBINSON WORLDWIDE    COM       12541W209    9,768,000    166,305.00 X                                17,545   66,295   82,465
CME GROUP INC.           COM       12572Q105    4,272,000     12,714.00 X                                 1,364    4,875    6,475
EBAY INC.                COM       278642103   13,039,000    554,152.00 X                                57,876  220,274  276,002
EXPRESS SCRIPTS          COM       302182100   47,569,000    550,429.00 X                                59,464  217,984  272,981
GEN PROBE INC.           COM       36866T103   25,898,000    603,400.00 X                                66,278  232,218  304,904
GLOBAL PAYMENTS          COM       37940X102   14,631,000    271,640.00 X                                31,821  109,845  129,974
GOOGLE INC.              COM       38259P508   10,429,000     16,820.00 X                                 1,907    7,074    7,839
IDEXX LABS               COM       45168D104   17,140,000    320,656.00 X                                24,758   84,723  211,175
INTERCONTINENTAL EXCHANG COM       45865V100    8,529,000     75,943.00 X                                 7,934   29,397   38,612
LABORATORY CORP.         COM       50540R409   29,536,000    394,646.00 X                                44,664  157,384  192,598
MONSANTO CO.             COM       61166W101   11,241,000    137,496.00 X                                14,919   54,936   67,641
NEW ORIENTAL EDUCATION   COM       647581107   15,943,000    210,852.00 X                                24,629   83,277  102,946
PRAXAIR INC.             COM       74005P104   14,629,000    182,156.00 X                                20,096   74,811   87,249
QUALCOM INC.             COM       747525103   15,080,000    325,977.00 X                                45,794  164,677  115,506
STRAYER EDUCATION        COM       863236105   19,973,000     93,977.00 X                                10,382   37,250   46,345

LARGE CAP VALUE INDEX    MF        464287408       20,000        375.00 X                                            375        0
MSCI EAFI INDEX          MF        464287465      106,000      1,950.00 X                                          1,950        0
S&P 500 INDEX            MF        464287200       60,000        550.00 X                                            550        0
S&P MIDCAP 400 INDEX     MF        464287507       25,000        350.00 X                                            350        0
S&P 100 INDEX FUND       MF        464287101       54,000      1,075.00 X                                          1,075        0

TOTAL COMMON STOCK                            257,677,000

TOTAL MUTUAL FUNDS                                265,000

TOTAL COMMON STOCKS
AND MUTUAL FUNDS                              257,942,000

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